BetaBuilders Europe ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	91 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MORNINGSTAR® DEVELOPED EUROPE TARGET MARKET EXPOSURE INDEX(Net Total Return)(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		35.86%	10.47%	8.63%
ETF
Prospectus [Line Items]
Average Annual Return, Percent		35.73%	10.63%	8.73%
Performance Inception Date	Jun. 15, 2018
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		34.84%	9.83%	8.01%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		21.83%	8.35%	6.90%